Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023		Apr. 30, 2024	Apr. 30, 2023
Basic earnings per share
Net income attributable to equity shareholders		$ 1,739	$ 1,716	$ 1,678	[1]	$ 3,455	$ 2,102	[1]
Less: Preferred share dividends and distributions on other equity instruments		61	67	67	[1]	128	139	[1]
Net income attributable to common shareholders		$ 1,678	$ 1,649	$ 1,611	[1]	$ 3,327	$ 1,963	[1]
Weighted-average common shares outstanding		937,849	931,775	912,297	[1]	934,779	909,488	[1]
Basic earnings per share		$ 1.79	$ 1.77	$ 1.77	[1]	$ 3.56	$ 2.16	[1]
Diluted earnings per share
Net income attributable to common shareholders		$ 1,678	$ 1,649	$ 1,611	[1]	$ 3,327	$ 1,963	[1]
Weighted-average common shares outstanding		937,849	931,775	912,297	[1]	934,779	909,488	[1]
Add: Stock options potentially exercisable	[2]	1,964	555	665	[1]	1,201	706	[1]
Add: Equity-settled consideration	[1]			257			250
Weighted-average diluted common shares outstanding		939,813	932,330	913,219	[1]	935,980	910,444	[1]
Diluted earnings per share		$ 1.79	$ 1.77	$ 1.76	[1]	$ 3.55	$ 2.16	[1]

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.
[2]	Excludes average options outstanding of 2,553,244 (January 31, 2024: 7,202,031; April 30, 2023: 6,839,822) with a weighted-average exercise price of $70.05 (January 31, 2024: $63.27; April 30, 2023: $63.23) for the quarter ended April 30, 2024, and average options outstanding of 2,553,244 (April 30, 2023: 6,295,949) with a weighted-average price of $70.05 (April 30, 2023: $63.56) for the six months ended April 30, 2024, as the options’ exercise prices were greater than the average market price of CIBC’s common shares.